Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

(6) Commitments and Contingencies

ARCA has or is subject to the following commitments and contingencies.

Employment Agreements and Reduction of Workforce

ARCA maintains employment agreements with several key executive employees. The agreements may be terminated at any time by ARCA with or without cause upon written notice to the employee, and entitle the employee to wages in lieu of notice for periods not exceeding one calendar year from the date of termination without cause or by the employee for good reason. Certain of these agreements also provide for payments to be made under certain conditions related to a change in control of ARCA.

In December 2022, ARCA’s Board of Directors approved retention bonuses for certain employees, subject to continued employment with ARCA through the earlier of a change in control of ARCA or certain clinical development decisions totaling $265,000. In November 2023, the retention bonuses were amended to increase the aggregate amount of the retention bonus by 50% and in order to assist with tax obligations associated with the vesting of certain Company restricted stock unit awards in December 2023, a total of $86,000 was paid in December 2023. As of March 31, 2024, the unpaid retention bonuses totaled $311,000, none of which was accrued as of March 31, 2024, since there had not been a change in control or clinical development decision. In April 2024, the retention bonuses were again amended to increase the aggregate amount of the retention bonus, with the unpaid retention bonus increasing to $444,000. See Note 10.

ARCA and Christopher D. Ozeroff, the former Secretary, Senior Vice President and General Counsel of ARCA mutually agreed to conclude Mr. Ozeroff’s employment effective March 31, 2023. Pursuant to Mr. Ozeroff’s existing employment agreement, as previously amended, ARCA provided Mr. Ozeroff severance benefits pursuant to the terms of his existing employment agreement with ARCA, as previously amended. The severance benefits included severance payments and reimbursement to cover out-of-pocket costs to continue group health insurance benefits under COBRA, whether he elects or is eligible to receive COBRA. During the year ended December 31, 2023, ARCA recorded an expense of $159,000 for these severance benefits, none of which remains unpaid.

ARCA and Dr. Michael Bristow, former President, Chief Executive Officer and a member of the board of directors of ARCA mutually agreed to conclude Dr. Bristow’s employment and service as a director, effective April 3, 2024. See Note 10.

Operating Leases

On August 29, 2020 ARCA entered into a lease agreement for approximately 5,200 square feet of office facilities in Westminster, Colorado which serves as its primary business office effective October 1, 2020 (“October 2020 Lease”). The lease term was 42 months beginning October 1, 2020. In March 2024, ARCA entered into an amendment to extend the lease term six (6) months through September 2024. If ARCA elects to stay in the property after September 2024, it will pay rent month to month equal to 125% of the base rent paid in September 2024. In June 2021, ARCA entered into a sublease agreement for approximately 3,000 square feet of additional office facilities in its primary business office (“2021 Lease”). The sublease term was 29 months and terminated in October 2023. The leases include real estate taxes and insurance, which is not a lease component and is not included in the lease obligation. In addition, common area maintenance charges are based on actual costs incurred and are a non-lease component that is not included in the lease obligation.

Future minimum commitments due under the October 2020 Lease agreement, as amended, as of March 31, 2024 are as follows (in thousands):

2024	$49
Total remaining lease payments	49
Less: imputed lease interest	(1)
Less: Current portion	(48)
Operating lease liability, net of current portion	$—

Rent expense, which is included in general and administrative expense, for the three months ended March 31, 2024 and 2023 was $22,000 and $31,000, respectively.

As of March 31, 2024, the lease liability was $48,000, it is all current and is included in accrued expenses and other liabilities in the accompanying balance sheet. Cash paid for amounts included in the measurement of lease liabilities and the operating cash flows from operating leases for the three months ended March 31, 2024 and 2023 were $23,000 and $33,000, respectively. The weighted-average remaining lease term for the operating lease as of March 31, 2024 is 0.5 years. The discount rate for the operating lease is 7%.

Patent Agreement

In July 2021, ARCA entered into a patent assignment agreement (the “Agreement”) with the University Medical Center of Johannes Gutenberg University Mainz, Germany.

Under the terms of the Agreement, ARCA received exclusive world-wide patent rights relating to the use of rNAPc2 as a potential treatment for COVID-19, and other indications, based on the research and discoveries from Univ.-Prof. Dr. Wolfram Ruf, the Scientific Director and Alexander von Humboldt Professor at the Center for Thrombosis and Hemostasis (“CTH”) of the University Medical Center Mainz, and his collaborators. ARCA has upfront and potential milestone obligations to the University Medical Center Mainz that could total approximately

€1.6 million and royalty obligations in the low single digit range, if rNAPc2 receives regulatory approval and is commercialized. The term of the Agreement extends to the date of expiration of the last to expire of any of the assigned patents.

(6) Commitments and Contingencies

ARCA has or is subject to the following commitments and contingencies:

Employment Agreements and Reduction of Workforce

ARCA maintains employment agreements with several key executive employees. The agreements may be terminated at any time by ARCA with or without cause upon written notice to the employee, and entitle the employee to wages in lieu of notice for periods not exceeding one calendar year from date of termination without cause or by the employee for good reason. Certain of these agreements also provide for payments to be made under certain conditions related to a change in control of ARCA.

In December 2022, ARCA’s Board of Directors approved retention bonuses for certain employees, subject to continued employment with ARCA through the earlier of a change in control of ARCA or certain clinical development decisions totaling $265,000. In November 2023, the retention bonuses were amended to increase the aggregate amount of the retention bonus by 50% and in order to assist with tax obligations associated with the vesting of certain Company restricted stock unit awards in December 2023, a total of $86,000 was paid in December 2023. As of December 31, 2023, the unpaid retention bonuses totaled $311,000, none of which was accrued as of December 31, 2023, since there had not been a change in control or clinical development decision.

ARCA and Christopher D. Ozeroff, the Secretary, Senior Vice President and General Counsel of ARCA mutually agreed to conclude Mr. Ozeroff’s employment effective March 31, 2023. Pursuant to Mr. Ozeroff’s existing employment agreement, as previously amended, ARCA will provide Mr. Ozeroff severance benefits pursuant to the terms of his existing employment agreement with ARCA, as previously amended. The severance benefits include severance payments and reimbursement to cover out-of-pocket costs to continue group health insurance benefits under COBRA, whether he elects or is eligible to receive COBRA (provided, that even if he does not elect or is not eligible to receive COBRA, he will receive the equivalent of such out-of-pocket expenses paid by him not to exceed the costs that the benefits would equal under COBRA if he were so eligible). During the year ended December 31, 2023, ARCA recorded an expense of $159,000 for these severance benefits, none of which remains unpaid.

In 2022, ARCA implemented a strategic reduction of the workforce by approximately 67%, or 12 employees. Personnel reductions were primarily focused in research and development and general and administrative functions. The restructuring was a result of ARCA’s decision to manage operating costs and expenses. During the year ended December 31, 2022, ARCA recorded total restructuring charges of approximately $755,000, of which $470,000 and $285,000 were recognized in research and development and general and administrative expenses, respectively, in connection with the restructuring, all in the form of one-time termination benefits, none of which remains unpaid.

Operating Lease

On August 29, 2020 ARCA entered into a lease agreement for approximately 5,200 square feet of office facilities in Westminster, Colorado which serves as ARCA’s primary business office effective October 1, 2020 (“October 2020 Lease”). The lease term is 42 months beginning October 1, 2020 and includes an option to renew for an additional 36 month term at the then prevailing rental rate. The exercise of the lease renewal option is at ARCA’s sole discretion. The amounts recorded assume ARCA will exercise its renewal option. In June 2021, ARCA entered into a sublease agreement for approximately 3,000 square feet of additional office facilities in its primary business office (“2021 Lease”). The sublease term was 29 months and terminated in October 2023. The leases include real estate taxes and insurance, which is not a lease component and is not included in the lease obligation. In addition, common area maintenance charges are based on actual costs incurred and are a non-lease component that is not included in the lease obligation.

Future minimum commitments due under the October 2020 Lease agreement as of December 31, 2023 are as follows (in thousands):

2024	$93
2025	96
2026	100
2027	25
Total remaining lease payments	314
Less: imputed lease interest	(34)
Less: Current portion	(76)
Operating lease liability, net of current portion	$204

Rent expense, which is included in general and administrative expense, under these leases for the years ended December 31, 2023 and 2022 was $119,000 and $125,000, respectively.

As of December 31, 2023, the lease liability was $280,000 and the current portion is included in accrued expenses and other liabilities and the non-current portion is in operating lease liability, net of current portion in the accompanying balance sheet. Cash paid for amounts included in the measurement of lease liabilities and the operating cash flows from operating leases for the years ended December 31, 2023 and 2022 were $127,000 and $131,000, respectively. The weighted-average remaining lease term for the operating lease as of December 31, 2023 is 3.2 years. The weighted-average discount rate for the operating lease is 7%.

Patent Agreement

In July 2021, ARCA entered into a patent assignment agreement (the “Agreement”) with the University Medical Center of Johannes Gutenberg University Mainz, Germany.

Under the terms of the Agreement, ARCA received exclusive world-wide patent rights relating to the use of rNAPc2 as a potential treatment for COVID-19, and other indications, based on the research and discoveries from Univ.-Prof. Dr. Wolfram Ruf, the Scientific Director and Alexander von Humboldt Professor at the Center for Thrombosis and Hemostasis (“CTH”) of the University Medical Center Mainz, and his collaborators. ARCA has upfront and potential milestone obligations to the University Medical Center Mainz that could total approximately €1.6 million and royalty obligations in the low single digit range, if rNAPc2 receives regulatory approval and is commercialized. The term of the Agreement extends to the date of expiration of the last to expire of any of the assigned patents.

Gencaro License

ARCA has licensed worldwide rights to all preclinical and clinical data through the BEST trial for development of bucindolol. The patents that were the subject of this license are expired. If the license agreement is deemed enforceable, ARCA would incur milestone and royalty obligations upon the occurrence of certain events, including if the FDA grants marketing approval for Gencaro, upon regulatory marketing approval in Europe and Japan and based on achievement of specified product sales levels.